Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares subject to possible redemption, shares outstanding	2,011,744
Purchase price, per unit (in Dollars per share)	$ 10	$ 10
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Class A ordinary shares subject to possible redemption
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares issued	2,011,744	28,750,000	28,750,000
Ordinary shares subject to possible redemption, shares outstanding	2,011,744	28,750,000	28,750,000
Purchase price, per unit (in Dollars per share)	$ 10.47	$ 10.14	$ 10
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	800,000	800,000	800,000
Ordinary shares, shares outstanding	800,000	800,000	800,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	7,187,500	7,187,500	7,187,500
Ordinary shares, shares outstanding	7,187,500	7,187,500	7,187,500